SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended
Jun. 30, 2021
Accounts Payable
Statement [Line Items]
Classification under IFRS 9	Amortized cost
Cash
Statement [Line Items]
Classification under IFRS 9	FVTPL
Marketable Securities
Statement [Line Items]
Classification under IFRS 9	FVTPL